Investment Strategy	Jun. 30, 2026
PIMCO Dividend and Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective under normal circumstances by investing at least 80% of its assets in a diversified portfolio of income-producing and/or dividend-producing investments.Income-producing investments include income-producing Fixed Income Instrument investments, dividend-paying equity securities, derivatives on either of the foregoing, derivatives providing exposure to other types of income-producing instruments, and any other instrument or arrangement that is structured to produce income, including any derivatives position that produces income or the sale of which produces a premium payment. Dividend-producing investments are securities that distribute earnings or profits to holders.The Fund will typically invest between 35 - 65% of its assets in equity and equity-related securities (the “Equity Sleeve”) selected in accordance with PIMCO’s systematic equity income strategy. Equity-related securities include securities having an equity component (e.g., hybrids, bank capital, certain real estate investment trusts (“REITs”) and business development companies (“BDCs”)) and equity derivatives. With respect to investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest. The securities for the Equity Sleeve are selected by PIMCO from a broad universe of global equities. PIMCO’s systematic equity income strategy uses a factor risk model with constraints on sector, region and security exposures relative to the Fund’s primary benchmark. The strategy is primarily a model-driven approach subject to portfolio manager oversight. Portfolio managers have discretion to adjust the model over time and to selectively override the model in order to seek to achieve the Fund’s investment objectives. The Fund will also typically invest 35 – 65% of its assets in “Fixed Income Instruments” of varying maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Fixed Income Instruments include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The debt investments of the Fund may include investment-grade securities and high yield securities (“junk bonds”) of any rating. The Fund’s approach to fixed income securities selection incorporates PIMCO’s global macroeconomic views and multi-sector fixed income investment expertise. The Fund’s fixed income assets are selected based on fundamental analysis, as well as PIMCO’s view regarding the attractiveness of key investment risk factors. Outside of the Equity Sleeve and fixed income portions of the Fund’s portfolio described above, the Fund may tactically allocate up to 15% of its assets in other income-producing investments, which can include but are not limited to a combination of Acquired Funds (defined below), REITs, preferred securities and BDCs. These investments may be utilized in PIMCO’s discretion, subject to the restrictions and limitations of the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may invest in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Trust, or PIMCO ETF Trust or PIMCO Funds, each an affiliated open-end investment company, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”), and may also invest in other unaffiliated funds and exchange-traded funds (collectively, “Acquired Funds”). The Fund may also invest in derivative instruments, such as options, futures contracts, swap agreements, equity-linked notes, equity-linked securities and participatory notes, consistent with its investment objectives. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also enter into reverse repurchase agreements and lend portfolio securities. The Fund may invest a significant portion of its assets in securities and instruments that are economically tied to foreign (non-U.S.) countries. The Fund may obtain foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) without limitation. The Fund may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation).
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Income-producing investments include income-producing Fixed Income Instrument investments, dividend-paying equity securities, derivatives on either of the foregoing, derivatives providing exposure to other types of income-producing instruments, and any other instrument or arrangement that is structured to produce income, including any derivatives position that produces income or the sale of which produces a premium payment. Dividend-producing investments are securities that distribute earnings or profits to holders.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will typically invest between 35 - 65% of its assets in equity and equity-related securities (the “Equity Sleeve”) selected in accordance with PIMCO’s systematic equity income strategy. Equity-related securities include securities having an equity component (e.g., hybrids, bank capital, certain real estate investment trusts (“REITs”) and business development companies (“BDCs”)) and equity derivatives. With respect to investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest. The securities for the Equity Sleeve are selected by PIMCO from a broad universe of global equities. PIMCO’s systematic equity income strategy uses a factor risk model with constraints on sector, region and security exposures relative to the Fund’s primary benchmark. The strategy is primarily a model-driven approach subject to portfolio manager oversight. Portfolio managers have discretion to adjust the model over time and to selectively override the model in order to seek to achieve the Fund’s investment objectives. The Fund will also typically invest 35 – 65% of its assets in “Fixed Income Instruments” of varying maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective under normal circumstances by investing at least 80% of its assets in a diversified portfolio of income-producing and/or dividend-producing investments.
PIMCO RAE Emerging Markets Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in investments that are economically tied to emerging market countries.Specifically, under normal circumstances, the Fund will obtain exposure to a portfolio of stocks economically tied to emerging market countries (“RAE Emerging Markets Portfolio”) through investment in the securities that comprise the RAE Emerging Markets Portfolio.The stocks are selected by the Fund's sub-adviser, Syzygy Asset Management, LLC (formerly known as Research Affiliates, LLC) (“Sub-Adviser” or “Syzygy”), from a broad universe of companies which satisfy certain liquidity and capacity requirements. The Sub-Adviser uses the RAE™ methodology for portfolio construction. The RAE™ methodology is a rules-based model that selects stocks using quantitative signals that indicate higher expected returns, e.g., value, quality, and momentum. The model then weights selected stocks using their fundamental measures of company size, e.g., sales, cash flow, dividends and book value. Actual stock positions in the RAE Emerging Markets Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically. The RAE™ methodology's systematic portfolio rebalancing reflects a value orientation. Portfolio managers do not have discretion with respect to the allocations determined by the RAE™ methodology. The RAE™ methodology is not updated according to any predetermined schedule. The Sub-Adviser provides investment advisory services in connection with the Fund's use of the RAE Emerging Markets Portfolio by, among other things, providing PIMCO with the constituents and target weights in the RAE Emerging Markets Portfolio. The Fund seeks to remain invested in the securities that comprise the RAE Emerging Markets Portfolio even when the value of the RAE Emerging Markets Portfolio is declining. The Fund may invest, without limitation, in equity and equity-related securities, including common and preferred securities. Equity-related securities include securities having an equity component (e.g., hybrids, bank capital) and equity derivatives. With respect to investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest. The Fund may also invest in derivative instruments, such as options, forwards, futures contracts, options on futures and swap agreements, consistent with its investment objective. The Fund may also invest in real estate investment trusts (“REITs”). The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may also enter into reverse repurchase agreements and lend portfolio securities. The Fund may invest, without limitation, in securities and instruments denominated in foreign currencies and in securities of foreign issuers. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund may obtain foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) without limitation.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Specifically, under normal circumstances, the Fund will obtain exposure to a portfolio of stocks economically tied to emerging market countries (“RAE Emerging Markets Portfolio”) through investment in the securities that comprise the RAE Emerging Markets Portfolio.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The stocks are selected by the Fund's sub-adviser, Syzygy Asset Management, LLC (formerly known as Research Affiliates, LLC) (“Sub-Adviser” or “Syzygy”), from a broad universe of companies which satisfy certain liquidity and capacity requirements. The Sub-Adviser uses the RAE™ methodology for portfolio construction. The RAE™ methodology is a rules-based model that selects stocks using quantitative signals that indicate higher expected returns, e.g., value, quality, and momentum. The model then weights selected stocks using their fundamental measures of company size, e.g., sales, cash flow, dividends and book value.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in investments that are economically tied to emerging market countries.
PIMCO RAE Global ex-US Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in (i) Institutional Class shares of the PIMCO RAE International Fund (“International Fund”) and the PIMCO RAE Emerging Markets Fund (“Emerging Markets Fund”) (together, the International Fund and the Emerging Markets Fund are referred to as the “Underlying Funds”), and (ii) securities that are eligible investments for the Underlying Funds. Under normal circumstances, each of the Underlying Funds obtains exposure to a portfolio of stocks (each, a “RAE Portfolio”) through investment in the securities that comprise the RAE Portfolio. The stocks are selected by the Fund’s sub-adviser, Syzygy Asset Management, LLC (formerly known as Research Affiliates, LLC) (“Sub- Adviser” or “Syzygy”), from a broad universe of companies which satisfy certain liquidity and capacity requirements. With respect to its direct or indirect (through a fund) investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest. The Sub-Adviser uses the RAE™ methodology for portfolio construction. The RAE™ methodology is a rules-based model that selects stocks using quantitative signals that indicate higher expected returns, e.g., value, quality, and momentum. The model then weights selected stocks using their fundamental measures of company size, e.g., sales, cash flow, dividends and book value. Actual stock positions in each RAE Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically. The RAE™ methodology’s systematic portfolio rebalancing reflects a value orientation. Portfolio managers do not have discretion with respect to the allocations determined by the RAE™ methodology. The RAE™ methodology is not updated according to any predetermined schedule. The Sub-Adviser provides investment advisory services in connection with each Underlying Fund’s use of its respective RAE Portfolio by, among other things, providing PIMCO with the constituents and target weights in the relevant RAE Portfolio. Each Underlying Fund seeks to remain invested in the securities that comprise its respective RAE Portfolio even when the value of such RAE Portfolio is declining. The Fund’s portfolio, either directly or indirectly (through funds), will be economically tied to at least three non-U.S. countries. The Fund may also invest in derivative instruments, such as options, forwards, futures contracts, options on futures and swap agreements, consistent with its investment objective. The Fund may also invest in real estate investment trusts (“REITs”). The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may also enter into reverse repurchase agreements and lend portfolio securities. The Fund may invest, without limitation, in securities and instruments denominated in foreign currencies and may also invest, without limitation, in securities of foreign issuers. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund may obtain foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) without limitation. Subject to the restrictions and limitations of the Investment Company Act of 1940, as amended (the “1940 Act”), as well as the investment strategies described above and any other restrictions described in the Fund’s prospectus or Statement of Additional Information, the Fund may invest, without limitation, in other affiliated and unaffiliated funds, which may or may not be registered under the 1940 Act (together with the Underlying Funds, “Acquired Funds”). To the extent the Fund invests in Underlying Funds, PIMCO expects to select such Underlying Funds without considering or canvassing the universe of available unaffiliated Acquired Funds.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in (i) Institutional Class shares of the PIMCO RAE International Fund (“International Fund”) and the PIMCO RAE Emerging Markets Fund (“Emerging Markets Fund”) (together, the International Fund and the Emerging Markets Fund are referred to as the “Underlying Funds”), and (ii) securities that are eligible investments for the Underlying Funds.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The stocks are selected by the Fund’s sub-adviser, Syzygy Asset Management, LLC (formerly known as Research Affiliates, LLC) (“Sub- Adviser” or “Syzygy”), from a broad universe of companies which satisfy certain liquidity and capacity requirements. With respect to its direct or indirect (through a fund) investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest. The Sub-Adviser uses the RAE™ methodology for portfolio construction. The RAE™ methodology is a rules-based model that selects stocks using quantitative signals that indicate higher expected returns, e.g., value, quality, and momentum. The model then weights selected stocks using their fundamental measures of company size, e.g., sales, cash flow, dividends and book value.
PIMCO RAE International Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective under normal circumstances by obtaining exposure to a portfolio of stocks economically tied to at least three foreign (non-U.S.) countries (“RAE International Portfolio”) through investment in the securities that comprise the RAE International Portfolio.The stocks are selected by the Fund’s sub-adviser, Syzygy Asset Management, LLC (formerly known as Research Affiliates, LLC) (“Sub-Adviser” or “Syzygy”), from a broad universe of companies which satisfy certain liquidity and capacity requirements. The Sub-Adviser uses the RAE™ methodology for portfolio construction. The RAE™ methodology is a rules-based model that selects stocks using quantitative signals that indicate higher expected returns, e.g., value, quality, and momentum. The model then weights selected stocks using their fundamental measures of company size, e.g., sales, cash flow, dividends and book value. Actual stock positions in the RAE International Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically. The RAE™ methodology’s systematic portfolio rebalancing reflects a value orientation. Portfolio managers do not have discretion with respect to the allocations determined by the RAE™ methodology. The RAE™ methodology is not updated according to any predetermined schedule. The Sub-Adviser provides investment advisory services in connection with the Fund’s use of the RAE International Portfolio by, among other things, providing PIMCO with the constituents and target weights in the RAE International Portfolio. The Fund seeks to remain invested in the securities that comprise RAE International Portfolio even when the value of the RAE International Portfolio is declining. The Fund may invest, without limitation, in equity and equity-related securities, including common and preferred securities. Equity-related securities include securities having an equity component (e.g., hybrids, bank capital) and equity derivatives. With respect to investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest. The Fund may also invest in derivative instruments, such as options, forwards, futures contracts, options on futures and swap agreements, consistent with its investment objective. The Fund may also invest in real estate investment trusts (“REITs”). The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may also enter into reverse repurchase agreements and lend portfolio securities. The Fund may invest, without limitation, in securities and instruments denominated in foreign currencies and in securities of foreign issuers. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund may obtain foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) without limitation.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to achieve its investment objective under normal circumstances by obtaining exposure to a portfolio of stocks economically tied to at least three foreign (non-U.S.) countries (“RAE International Portfolio”) through investment in the securities that comprise the RAE International Portfolio.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The stocks are selected by the Fund’s sub-adviser, Syzygy Asset Management, LLC (formerly known as Research Affiliates, LLC) (“Sub-Adviser” or “Syzygy”), from a broad universe of companies which satisfy certain liquidity and capacity requirements. The Sub-Adviser uses the RAE™ methodology for portfolio construction. The RAE™ methodology is a rules-based model that selects stocks using quantitative signals that indicate higher expected returns, e.g., value, quality, and momentum. The model then weights selected stocks using their fundamental measures of company size, e.g., sales, cash flow, dividends and book value.
PIMCO RAE US Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in securities of companies economically tied to the United States (for purposes of this section only, “U.S. companies”).Specifically, under normal circumstances, the Fund will obtain exposure to a portfolio of stocks of U.S. companies (“RAE US Portfolio”) through investment in the securities that comprise the RAE US Portfolio.The stocks are selected by the Fund’s sub-adviser, Syzygy Asset Management, LLC (formerly known as Research Affiliates, LLC) (“Sub-Adviser” or “Syzygy”), from a broad universe of companies which satisfy certain liquidity and capacity requirements. The Sub-Adviser uses the RAE™ methodology for portfolio construction. The RAE™ methodology is a rules-based model that selects stocks using quantitative signals that indicate higher expected returns, e.g., value, quality, and momentum. The model then weights selected stocks using their fundamental measures of company size, e.g., sales, cash flow, dividends and book value. The Sub-Adviser applies the RAE™ methodology to the large and mid-sized U.S. companies as determined by cumulative fundamental measures of company size. The fundamental weights of U.S. companies are sorted in descending order where the top cumulative 86% weights are eligible as large and mid-sized companies. Actual stock positions in the RAE US Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically. The RAE™ methodology’s systematic portfolio rebalancing reflects a value orientation. Portfolio managers do not have discretion with respect to the allocations determined by the RAE™ methodology. The RAE™ methodology is not updated according to any predetermined schedule. The Sub-Adviser provides investment advisory services in connection with the Fund’s use of the RAE US Portfolio by, among other things, providing PIMCO with the constituents and target weights in the RAE US Portfolio. The Fund seeks to remain invested in the securities that comprise the RAE US Portfolio even when the value of the RAE US Portfolio is declining. The Fund may invest, without limitation, in equity and equity-related securities, including common and preferred securities. Equity-related securities include securities having an equity component (e.g., hybrids, bank capital) and equity derivatives. With respect to investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest. The Fund may also invest in derivative instruments, such as options, forwards, futures contracts, options on futures and swap agreements, consistent with its investment objective. The Fund may also invest in real estate investment trusts (“REITs”). The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may also enter into reverse repurchase agreements and lend portfolio securities.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Specifically, under normal circumstances, the Fund will obtain exposure to a portfolio of stocks of U.S. companies (“RAE US Portfolio”) through investment in the securities that comprise the RAE US Portfolio.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The stocks are selected by the Fund’s sub-adviser, Syzygy Asset Management, LLC (formerly known as Research Affiliates, LLC) (“Sub-Adviser” or “Syzygy”), from a broad universe of companies which satisfy certain liquidity and capacity requirements. The Sub-Adviser uses the RAE™ methodology for portfolio construction. The RAE™ methodology is a rules-based model that selects stocks using quantitative signals that indicate higher expected returns, e.g., value, quality, and momentum. The model then weights selected stocks using their fundamental measures of company size, e.g., sales, cash flow, dividends and book value.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in securities of companies economically tied to the United States (for purposes of this section only, “U.S. companies”).
PIMCO RAE US Small Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in securities of companies economically tied to the United States (for purposes of this section only, “U.S. companies”).Specifically, under normal circumstances, the Fund will obtain exposure to a portfolio of stocks of small U.S. companies (“RAE US Small Portfolio”) through investment in the securities that comprise the RAE US Small Portfolio.The stocks are selected by the Fund’s sub-adviser, Syzygy Asset Management, LLC (formerly known as Research Affiliates, LLC) (“Sub-Adviser” or “Syzygy”), from a broad universe of companies which satisfy certain liquidity and capacity requirements. The Sub-Adviser uses the RAE™ methodology for portfolio construction. The RAE™ methodology is a rules-based model that selects stocks using quantitative signals that indicate higher expected returns, e.g., value, quality, and momentum. The model then weights selected stocks using their fundamental measures of company size, e.g., sales, cash flow, dividends and book value. The Sub-Adviser applies the RAE™ methodology to small-sized U.S. companies determined by percentage of cumulative fundamental measures of company size. The fundamental weights of U.S. companies are sorted in descending order where the top cumulative 86% weights are eligible as large and mid-sized companies and the remaining companies are eligible as small-sized companies. Actual stock positions in the RAE US Small Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically. The RAE™ methodology’s systematic portfolio rebalancing reflects a value orientation. Portfolio managers do not have discretion with respect to the allocations determined by the RAE™ methodology. The RAE™ methodology is not updated according to any predetermined schedule. The Sub-Adviser provides investment advisory services in connection with the Fund’s use of the RAE US Small Portfolio by, among other things, providing PIMCO with the constituents and target weights in the RAE US Small Portfolio. The Fund seeks to remain invested in the securities that comprise the RAE US Small Portfolio even when the value of the RAE US Small Portfolio is declining. The Fund may invest, without limitation, in equity and equity-related securities, including common and preferred securities. Equity-related securities include securities having an equity component (e.g., hybrids, bank capital) and equity derivatives. With respect to investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest. The Fund may also invest in derivative instruments, such as options, forwards, futures contracts, options on futures and swap agreements, consistent with its investment objective. The Fund may also invest in real estate investment trusts (“REITs”). The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may also enter into reverse repurchase agreements and lend portfolio securities.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Specifically, under normal circumstances, the Fund will obtain exposure to a portfolio of stocks of small U.S. companies (“RAE US Small Portfolio”) through investment in the securities that comprise the RAE US Small Portfolio.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The stocks are selected by the Fund’s sub-adviser, Syzygy Asset Management, LLC (formerly known as Research Affiliates, LLC) (“Sub-Adviser” or “Syzygy”), from a broad universe of companies which satisfy certain liquidity and capacity requirements. The Sub-Adviser uses the RAE™ methodology for portfolio construction. The RAE™ methodology is a rules-based model that selects stocks using quantitative signals that indicate higher expected returns, e.g., value, quality, and momentum. The model then weights selected stocks using their fundamental measures of company size, e.g., sales, cash flow, dividends and book value.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in securities of companies economically tied to the United States (for purposes of this section only, “U.S. companies”).
PIMCO REALPATH Blend Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The PIMCO REALPATH® Blend Income Fund (the “Fund”) is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The primary difference between the PIMCO REALPATH® Blend Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in the PIMCO REALPATH® Blend Fund’s name. Unlike the other PIMCO REALPATH® Blend Funds, the Fund does not include a “self-elected” year of retirement in its name because the Fund is managed for shareholders who are retired or about to retire soon and are more focused on preservation of capital and withdrawing portions of their investments. The asset allocation of the Fund is based on the asset allocation at zero years left until retirement on the glide path and is intended to be used throughout an investor’s retirement. An investment in the Fund is not guaranteed, and you may experience losses. There is no guarantee that the Fund will provide adequate income at and through your retirement. In managing the Fund, PIMCO uses a three-step approach consisting of 1) developing and re-evaluating a long-term asset allocation “glide path”; 2) allocating between fixed income and equity exposures; and 3) utilizing hedging techniques to manage risks. The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), equity securities, Fixed Income Instruments of varying maturities and credit qualities, or related derivatives, such as options, futures contracts, or swap agreements on any of the preceding securities mentioned. The “total return” sought by the Fund generally may consist of income earned on the Fund’s investments, plus capital appreciation, if any, which may arise from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may invest in Institutional Class or Class M shares of any funds of the PIMCO Equity Series (the “Trust”) and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”), and unaffiliated funds that are registered under the 1940 Act (collectively, “Acquired Funds”). Under normal circumstances, the Fund seeks to invest substantially all of its equity exposure in index tracking securities, including investments in affiliated or unaffiliated investment companies, which will be registered under the 1940 Act, or related derivatives on such securities or indexes. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. To the extent the Fund invests in Underlying PIMCO Funds, PIMCO expects to select such Underlying PIMCO Funds without considering or canvassing the universe of available unaffiliated Acquired Funds. The Fund’s long-term asset allocations are based on a “glide path” developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund’s current asset allocation is based on the asset allocation at zero years left until retirement on the glide path and is intended to be used throughout an investor’s retirement, which is assumed to begin at age 65 with time horizons based on current longevity of persons reaching age 65 in average health. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes. The glide path changes over time, generally becoming more conservative as a Fund approaches its target date, and the Fund’s asset allocation is based on the glide path at its target date. The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date, which is the allocation for the Fund, remains constant beyond that date. However, PIMCO may choose to modify the target asset allocations of the glide path itself from time to time, and the Fund intends to rebalance its portfolio’s asset allocation to that of the glide path on a monthly basis. As part of its investment process, PIMCO may seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund’s exposure to certain severe, unanticipated market events that could significantly detract from returns. PIMCO may utilize these hedging transactions, such as through the use of equity index put options, at such times as deemed appropriate by PIMCO. However, there can be no assurance that the Fund’s hedging transactions will be effective. PIMCO evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Summary information about the Underlying PIMCO Funds can be found in the Fund’s prospectus. More complete information about the Underlying PIMCO Funds can be found in the Underlying PIMCO Funds’ prospectuses, statements of additional information and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without notice.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The PIMCO REALPATH® Blend Income Fund (the “Fund”) is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The primary difference between the PIMCO REALPATH® Blend Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in the PIMCO REALPATH® Blend Fund’s name.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), equity securities, Fixed Income Instruments of varying maturities and credit qualities, or related derivatives, such as options, futures contracts, or swap agreements on any of the preceding securities mentioned.
PIMCO REALPATH Blend 2030 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The PIMCO REALPATH® Blend 2030 Fund (the “Fund”) is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2030, the Fund’s target year. This is the “self-elected” year of retirement for the investors in the Fund. The primary difference between the PIMCO REALPATH® Blend Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in the PIMCO REALPATH® Blend Fund’s name. The Fund’s allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund’s name. There is no guarantee that the Fund will provide adequate income at and through your retirement. In managing the Fund, PIMCO uses a three-step approach consisting of 1) developing and re-evaluating a long-term asset allocation “glide path”; 2) allocating between fixed income and equity exposures; and 3) utilizing hedging techniques to manage risks. The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), equity securities, Fixed Income Instruments of varying maturities and credit qualities, or related derivatives, such as options, futures contracts, or swap agreements on any of the preceding securities mentioned. The “total return” sought by the Fund generally may consist of income earned on the Fund’s investments, plus capital appreciation, if any, which may arise from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may invest in Institutional Class or Class M shares of any funds of the PIMCO Equity Series (the “Trust”) and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”), and unaffiliated funds that are registered under the 1940 Act (collectively, “Acquired Funds”). Under normal circumstances, the Fund seeks to invest substantially all of its equity exposure in index tracking securities, including investments in affiliated or unaffiliated investment companies, which will be registered under the 1940 Act, or related derivatives on such securities or indexes. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. To the extent the Fund invests in Underlying PIMCO Funds, PIMCO expects to select such Underlying PIMCO Funds without considering or canvassing the universe of available unaffiliated Acquired Funds. The Fund’s long-term asset allocations are based on a “glide path” developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund’s current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO REALPATH® Blend Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO REALPATH® Blend Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date. As the Fund approaches the target year indicated in the Fund's name, the total expense ratio of the Fund is expected to increase due to changes in expenses attributable to the Fund's Acquired Fund investments. The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. PIMCO may choose to modify the target asset allocations of the glide path itself from time to time. The Fund intends to rebalance its portfolio’s asset allocation to that of the glide path on a monthly basis. As the Fund reaches the target year indicated in the Fund’s name, it is anticipated that it will be combined with the PIMCO REALPATH® Blend Income Fund, provided that the Board of Trustees determines that the combination would be in the best interests of both Funds and their respective shareholders. Prior to any combination, which is anticipated to occur on or after the target year indicated in the Fund’s name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO REALPATH® Blend Income Fund. As part of its investment process, PIMCO may seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund’s exposure to certain severe, unanticipated market events that could significantly detract from returns. PIMCO may utilize these hedging transactions, such as through the use of equity index put options, at such times as deemed appropriate by PIMCO. However, there can be no assurance that the Fund’s hedging transactions will be effective. PIMCO evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Summary information about the Underlying PIMCO Funds can be found in the Fund’s prospectus. More complete information about the Underlying PIMCO Funds can be found in the Underlying PIMCO Funds’ prospectuses, statements of additional information and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without notice.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The PIMCO REALPATH® Blend 2030 Fund (the “Fund”) is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2030, the Fund’s target year.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), equity securities, Fixed Income Instruments of varying maturities and credit qualities, or related derivatives, such as options, futures contracts, or swap agreements on any of the preceding securities mentioned.
PIMCO REALPATH Blend 2035 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The PIMCO REALPATH® Blend 2035 Fund (the “Fund”) is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2035, the Fund’s target year. This is the “self-elected” year of retirement for the investors in the Fund. The primary difference between the PIMCO REALPATH® Blend Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in the PIMCO REALPATH® Blend Fund’s name. The Fund’s allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund’s name. There is no guarantee that the Fund will provide adequate income at and through your retirement. In managing the Fund, PIMCO uses a three-step approach consisting of 1) developing and re-evaluating a long-term asset allocation “glide path”; 2) allocating between fixed income and equity exposures; and 3) utilizing hedging techniques to manage risks. The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), equity securities, Fixed Income Instruments of varying maturities and credit qualities, or related derivatives, such as options, futures contracts, or swap agreements on any of the preceding securities mentioned. The “total return” sought by the Fund generally may consist of income earned on the Fund’s investments, plus capital appreciation, if any, which may arise from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may invest in Institutional Class or Class M shares of any funds of the PIMCO Equity Series (the “Trust”) and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”), and unaffiliated funds that are registered under the 1940 Act (collectively, “Acquired Funds”). Under normal circumstances, the Fund seeks to invest substantially all of its equity exposure in index tracking securities, including investments in affiliated or unaffiliated investment companies, which will be registered under the 1940 Act, or related derivatives on such securities or indexes. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. To the extent the Fund invests in Underlying PIMCO Funds, PIMCO expects to select such Underlying PIMCO Funds without considering or canvassing the universe of available unaffiliated Acquired Funds. The Fund’s long-term asset allocations are based on a “glide path” developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund’s current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO REALPATH® Blend Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO REALPATH® Blend Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date. As the Fund approaches the target year indicated in the Fund's name, the total expense ratio of the Fund is expected to increase due to changes in expenses attributable to the Fund's Acquired Fund investments. The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. PIMCO may choose to modify the target asset allocations of the glide path itself from time to time. The Fund intends to rebalance its portfolio’s asset allocation to that of the glide path on a monthly basis. As the Fund reaches the target year indicated in the Fund’s name, it is anticipated that it will be combined with the PIMCO REALPATH® Blend Income Fund, provided that the Board of Trustees determines that the combination would be in the best interests of both Funds and their respective shareholders. Prior to any combination, which is anticipated to occur on or after the target year indicated in the Fund’s name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO REALPATH® Blend Income Fund. As part of its investment process, PIMCO may seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund’s exposure to certain severe, unanticipated market events that could significantly detract from returns. PIMCO may utilize these hedging transactions, such as through the use of equity index put options, at such times as deemed appropriate by PIMCO. However, there can be no assurance that the Fund’s hedging transactions will be effective. PIMCO evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Summary information about the Underlying PIMCO Funds can be found in the Fund’s prospectus. More complete information about the Underlying PIMCO Funds can be found in the Underlying PIMCO Funds’ prospectuses, statements of additional information and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without notice.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The PIMCO REALPATH® Blend 2035 Fund (the “Fund”) is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2035, the Fund’s target year.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), equity securities, Fixed Income Instruments of varying maturities and credit qualities, or related derivatives, such as options, futures contracts, or swap agreements on any of the preceding securities mentioned.
PIMCO REALPATH Blend 2040 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The PIMCO REALPATH® Blend 2040 Fund (the “Fund”) is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2040, the Fund’s target year. This is the “self-elected” year of retirement for the investors in the Fund. The primary difference between the PIMCO REALPATH® Blend Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in the PIMCO REALPATH® Blend Fund’s name. The Fund’s allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund’s name. There is no guarantee that the Fund will provide adequate income at and through your retirement. In managing the Fund, PIMCO uses a three-step approach consisting of 1) developing and re-evaluating a long-term asset allocation “glide path”; 2) allocating between fixed income and equity exposures; and 3) utilizing hedging techniques to manage risks. The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), equity securities, Fixed Income Instruments of varying maturities and credit qualities, or related derivatives, such as options, futures contracts, or swap agreements on any of the preceding securities mentioned. The “total return” sought by the Fund generally may consist of income earned on the Fund’s investments, plus capital appreciation, if any, which may arise from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may invest in Institutional Class or Class M shares of any funds of the PIMCO Equity Series (the “Trust”) and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”), and unaffiliated funds that are registered under the 1940 Act (collectively, “Acquired Funds”). Under normal circumstances, the Fund seeks to invest substantially all of its equity exposure in index tracking securities, including investments in affiliated or unaffiliated investment companies, which will be registered under the 1940 Act, or related derivatives on such securities or indexes. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. To the extent the Fund invests in Underlying PIMCO Funds, PIMCO expects to select such Underlying PIMCO Funds without considering or canvassing the universe of available unaffiliated Acquired Funds. The Fund’s long-term asset allocations are based on a “glide path” developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund’s current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO REALPATH® Blend Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO REALPATH® Blend Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date. As the Fund approaches the target year indicated in the Fund's name, the total expense ratio of the Fund is expected to increase due to changes in expenses attributable to the Fund's Acquired Fund investments. The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. PIMCO may choose to modify the target asset allocations of the glide path itself from time to time. The Fund intends to rebalance its portfolio’s asset allocation to that of the glide path on a monthly basis. As the Fund reaches the target year indicated in the Fund’s name, it is anticipated that it will be combined with the PIMCO REALPATH® Blend Income Fund, provided that the Board of Trustees determines that the combination would be in the best interests of both Funds and their respective shareholders. Prior to any combination, which is anticipated to occur on or after the target year indicated in the Fund’s name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO REALPATH® Blend Income Fund. As part of its investment process, PIMCO may seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund’s exposure to certain severe, unanticipated market events that could significantly detract from returns. PIMCO may utilize these hedging transactions, such as through the use of equity index put options, at such times as deemed appropriate by PIMCO. However, there can be no assurance that the Fund’s hedging transactions will be effective. PIMCO evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Summary information about the Underlying PIMCO Funds can be found in the Fund’s prospectus. More complete information about the Underlying PIMCO Funds can be found in the Underlying PIMCO Funds’ prospectuses, statements of additional information and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without notice.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The PIMCO REALPATH® Blend 2040 Fund (the “Fund”) is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2040, the Fund’s target year.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), equity securities, Fixed Income Instruments of varying maturities and credit qualities, or related derivatives, such as options, futures contracts, or swap agreements on any of the preceding securities mentioned.
PIMCO REALPATH Blend 2045 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The PIMCO REALPATH® Blend 2045 Fund (the “Fund”) is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2045, the Fund’s target year. This is the “self-elected” year of retirement for the investors in the Fund. The primary difference between the PIMCO REALPATH® Blend Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in the PIMCO REALPATH® Blend Fund’s name. The Fund’s allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund’s name. There is no guarantee that the Fund will provide adequate income at and through your retirement. In managing the Fund, PIMCO uses a three-step approach consisting of 1) developing and re-evaluating a long-term asset allocation “glide path”; 2) allocating between fixed income and equity exposures; and 3) utilizing hedging techniques to manage risks. The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), equity securities, Fixed Income Instruments of varying maturities and credit qualities, or related derivatives, such as options, futures contracts, or swap agreements on any of the preceding securities mentioned. The “total return” sought by the Fund generally may consist of income earned on the Fund’s investments, plus capital appreciation, if any, which may arise from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may invest in Institutional Class or Class M shares of any funds of the PIMCO Equity Series (the “Trust”) and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”), and unaffiliated funds that are registered under the 1940 Act (collectively, “Acquired Funds”). Under normal circumstances, the Fund seeks to invest substantially all of its equity exposure in index tracking securities, including investments in affiliated or unaffiliated investment companies, which will be registered under the 1940 Act, or related derivatives on such securities or indexes. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. To the extent the Fund invests in Underlying PIMCO Funds, PIMCO expects to select such Underlying PIMCO Funds without considering or canvassing the universe of available unaffiliated Acquired Funds. The Fund’s long-term asset allocations are based on a “glide path” developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund’s current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO REALPATH® Blend Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO REALPATH® Blend Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date. As the Fund approaches the target year indicated in the Fund's name, the total expense ratio of the Fund is expected to increase due to changes in expenses attributable to the Fund's Acquired Fund investments. The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. PIMCO may choose to modify the target asset allocations of the glide path itself from time to time. The Fund intends to rebalance its portfolio’s asset allocation to that of the glide path on a monthly basis. As the Fund reaches the target year indicated in the Fund’s name, it is anticipated that it will be combined with the PIMCO REALPATH® Blend Income Fund, provided that the Board of Trustees determines that the combination would be in the best interests of both Funds and their respective shareholders. Prior to any combination, which is anticipated to occur on or after the target year indicated in the Fund’s name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO REALPATH® Blend Income Fund. As part of its investment process, PIMCO may seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund’s exposure to certain severe, unanticipated market events that could significantly detract from returns. PIMCO may utilize these hedging transactions, such as through the use of equity index put options, at such times as deemed appropriate by PIMCO. However, there can be no assurance that the Fund’s hedging transactions will be effective. PIMCO evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Summary information about the Underlying PIMCO Funds can be found in the Fund’s prospectus. More complete information about the Underlying PIMCO Funds can be found in the Underlying PIMCO Funds’ prospectuses, statements of additional information and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without notice.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The PIMCO REALPATH® Blend 2045 Fund (the “Fund”) is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2045, the Fund’s target year.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), equity securities, Fixed Income Instruments of varying maturities and credit qualities, or related derivatives, such as options, futures contracts, or swap agreements on any of the preceding securities mentioned.
PIMCO REALPATH Blend 2050 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The PIMCO REALPATH® Blend 2050 Fund (the “Fund”) is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2050, the Fund’s target year. This is the “self-elected” year of retirement for the investors in the Fund. The primary difference between the PIMCO REALPATH® Blend Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in the PIMCO REALPATH® Blend Fund’s name. The Fund’s allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund’s name. There is no guarantee that the Fund will provide adequate income at and through your retirement. In managing the Fund, PIMCO uses a three-step approach consisting of 1) developing and re-evaluating a long-term asset allocation “glide path”; 2) allocating between fixed income and equity exposures; and 3) utilizing hedging techniques to manage risks. The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), equity securities, Fixed Income Instruments of varying maturities and credit qualities, or related derivatives, such as options, futures contracts, or swap agreements on any of the preceding securities mentioned. The “total return” sought by the Fund generally may consist of income earned on the Fund’s investments, plus capital appreciation, if any, which may arise from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may invest in Institutional Class or Class M shares of any funds of the PIMCO Equity Series (the “Trust”) and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”), and unaffiliated funds that are registered under the 1940 Act (collectively, “Acquired Funds”). Under normal circumstances, the Fund seeks to invest substantially all of its equity exposure in index tracking securities, including investments in affiliated or unaffiliated investment companies, which will be registered under the 1940 Act, or related derivatives on such securities or indexes. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. To the extent the Fund invests in Underlying PIMCO Funds, PIMCO expects to select such Underlying PIMCO Funds without considering or canvassing the universe of available unaffiliated Acquired Funds. The Fund’s long-term asset allocations are based on a “glide path” developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund’s current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO REALPATH® Blend Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO REALPATH® Blend Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date. As the Fund approaches the target year indicated in the Fund's name, the total expense ratio of the Fund is expected to increase due to changes in expenses attributable to the Fund's Acquired Fund investments. The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. PIMCO may choose to modify the target asset allocations of the glide path itself from time to time. The Fund intends to rebalance its portfolio’s asset allocation to that of the glide path on a monthly basis. As the Fund reaches the target year indicated in the Fund’s name, it is anticipated that it will be combined with the PIMCO REALPATH® Blend Income Fund, provided that the Board of Trustees determines that the combination would be in the best interests of both Funds and their respective shareholders. Prior to any combination, which is anticipated to occur on or after the target year indicated in the Fund’s name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO REALPATH® Blend Income Fund. As part of its investment process, PIMCO may seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund’s exposure to certain severe, unanticipated market events that could significantly detract from returns. PIMCO may utilize these hedging transactions, such as through the use of equity index put options, at such times as deemed appropriate by PIMCO. However, there can be no assurance that the Fund’s hedging transactions will be effective. PIMCO evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Summary information about the Underlying PIMCO Funds can be found in the Fund’s prospectus. More complete information about the Underlying PIMCO Funds can be found in the Underlying PIMCO Funds’ prospectuses, statements of additional information and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without notice.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The PIMCO REALPATH® Blend 2050 Fund (the “Fund”) is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2050, the Fund’s target year.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), equity securities, Fixed Income Instruments of varying maturities and credit qualities, or related derivatives, such as options, futures contracts, or swap agreements on any of the preceding securities mentioned.
PIMCO REALPATH Blend 2055 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The PIMCO REALPATH® Blend 2055 Fund (the “Fund”) is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2055, the Fund’s target year. This is the “self-elected” year of retirement for the investors in the Fund. The primary difference between the PIMCO REALPATH® Blend Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in the PIMCO REALPATH® Blend Fund’s name. The Fund’s allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund’s name. There is no guarantee that the Fund will provide adequate income at and through your retirement. In managing the Fund, PIMCO uses a three-step approach consisting of 1) developing and re-evaluating a long-term asset allocation “glide path”; 2) allocating between fixed income and equity exposures; and 3) utilizing hedging techniques to manage risks. The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), equity securities, Fixed Income Instruments of varying maturities and credit qualities, or related derivatives, such as options, futures contracts, or swap agreements on any of the preceding securities mentioned. The “total return” sought by the Fund generally may consist of income earned on the Fund’s investments, plus capital appreciation, if any, which may arise from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may invest in Institutional Class or Class M shares of any funds of the PIMCO Equity Series (the “Trust”) and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”), and unaffiliated funds that are registered under the 1940 Act (collectively, “Acquired Funds”). Under normal circumstances, the Fund seeks to invest substantially all of its equity exposure in index tracking securities, including investments in affiliated or unaffiliated investment companies, which will be registered under the 1940 Act, or related derivatives on such securities or indexes. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. To the extent the Fund invests in Underlying PIMCO Funds, PIMCO expects to select such Underlying PIMCO Funds without considering or canvassing the universe of available unaffiliated Acquired Funds. The Fund’s long-term asset allocations are based on a “glide path” developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund’s current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO REALPATH® Blend Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO REALPATH® Blend Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date. As the Fund approaches the target year indicated in the Fund's name, the total expense ratio of the Fund is expected to increase due to changes in expenses attributable to the Fund's Acquired Fund investments. The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. PIMCO may choose to modify the target asset allocations of the glide path itself from time to time. The Fund intends to rebalance its portfolio’s asset allocation to that of the glide path on a monthly basis. As the Fund reaches the target year indicated in the Fund’s name, it is anticipated that it will be combined with the PIMCO REALPATH® Blend Income Fund, provided that the Board of Trustees determines that the combination would be in the best interests of both Funds and their respective shareholders. Prior to any combination, which is anticipated to occur on or after the target year indicated in the Fund’s name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO REALPATH® Blend Income Fund. As part of its investment process, PIMCO may seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund’s exposure to certain severe, unanticipated market events that could significantly detract from returns. PIMCO may utilize these hedging transactions, such as through the use of equity index put options, at such times as deemed appropriate by PIMCO. However, there can be no assurance that the Fund’s hedging transactions will be effective. PIMCO evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Summary information about the Underlying PIMCO Funds can be found in the Fund’s prospectus. More complete information about the Underlying PIMCO Funds can be found in the Underlying PIMCO Funds’ prospectuses, statements of additional information and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without notice.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The PIMCO REALPATH® Blend 2055 Fund (the “Fund”) is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2055, the Fund’s target year.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), equity securities, Fixed Income Instruments of varying maturities and credit qualities, or related derivatives, such as options, futures contracts, or swap agreements on any of the preceding securities mentioned.
PIMCO REALPATH Blend 2060 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The PIMCO REALPATH® Blend 2060 Fund (the “Fund”) is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2060, the Fund’s target year. This is the “self-elected” year of retirement for the investors in the Fund. The primary difference between the PIMCO REALPATH® Blend Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in the PIMCO REALPATH® Blend Fund’s name. The Fund’s allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund’s name. There is no guarantee that the Fund will provide adequate income at and through your retirement. In managing the Fund, PIMCO uses a three-step approach consisting of 1) developing and re-evaluating a long-term asset allocation “glide path”; 2) allocating between fixed income and equity exposures; and 3) utilizing hedging techniques to manage risks. The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), equity securities, Fixed Income Instruments of varying maturities and credit qualities, or related derivatives, such as options, futures contracts, or swap agreements on any of the preceding securities mentioned. The “total return” sought by the Fund generally may consist of income earned on the Fund’s investments, plus capital appreciation, if any, which may arise from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may invest in Institutional Class or Class M shares of any funds of the PIMCO Equity Series (the “Trust”) and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”), and unaffiliated funds that are registered under the 1940 Act (collectively, “Acquired Funds”). Under normal circumstances, the Fund seeks to invest substantially all of its equity exposure in index tracking securities, including investments in affiliated or unaffiliated investment companies, which will be registered under the 1940 Act, or related derivatives on such securities or indexes. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. To the extent the Fund invests in Underlying PIMCO Funds, PIMCO expects to select such Underlying PIMCO Funds without considering or canvassing the universe of available unaffiliated Acquired Funds. The Fund’s long-term asset allocations are based on a “glide path” developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund’s current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO REALPATH® Blend Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO REALPATH® Blend Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date. As the Fund approaches the target year indicated in the Fund's name, the total expense ratio of the Fund is expected to increase due to changes in expenses attributable to the Fund's Acquired Fund investments. The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. PIMCO may choose to modify the target asset allocations of the glide path itself from time to time. The Fund intends to rebalance its portfolio’s asset allocation to that of the glide path on a monthly basis. As the Fund reaches the target year indicated in the Fund’s name, it is anticipated that it will be combined with the PIMCO REALPATH® Blend Income Fund, provided that the Board of Trustees determines that the combination would be in the best interests of both Funds and their respective shareholders. Prior to any combination, which is anticipated to occur on or after the target year indicated in the Fund’s name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO REALPATH® Blend Income Fund. As part of its investment process, PIMCO may seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce the Fund’s exposure to certain severe, unanticipated market events that could significantly detract from returns. PIMCO may utilize these hedging transactions, such as through the use of equity index put options, at such times as deemed appropriate by PIMCO. However, there can be no assurance that the Fund’s hedging transactions will be effective. PIMCO evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Summary information about the Underlying PIMCO Funds can be found in the Fund’s prospectus. More complete information about the Underlying PIMCO Funds can be found in the Underlying PIMCO Funds’ prospectuses, statements of additional information and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without notice.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The PIMCO REALPATH® Blend 2060 Fund (the “Fund”) is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2060, the Fund’s target year.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), equity securities, Fixed Income Instruments of varying maturities and credit qualities, or related derivatives, such as options, futures contracts, or swap agreements on any of the preceding securities mentioned.
PIMCO REALPATH Blend 2065 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The PIMCO REALPATH® Blend 2065 Fund (the “Fund”) is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2065, the Fund’s target year. This is the “self-elected” year of retirement for the investors in the Fund. The primary difference between the PIMCO REALPATH® Blend Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in the PIMCO REALPATH® Blend Fund’s name. The Fund’s allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund’s name. There is no guarantee that the Fund will provide adequate income at and through your retirement. In managing the Fund, PIMCO uses a three-step approach consisting of 1) developing and re-evaluating a long-term asset allocation “glide path”; 2) allocating between fixed income and equity exposures; and 3) utilizing hedging techniques to manage risks. The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), equity securities, Fixed Income Instruments of varying maturities and credit qualities, or related derivatives, such as options, futures contracts, or swap agreements on any of the preceding securities mentioned. The “total return” sought by the Fund generally may consist of income earned on the Fund’s investments, plus capital appreciation, if any, which may arise from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may invest in Institutional Class or Class M shares of any funds of the PIMCO Equity Series (the “Trust”) and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”), and unaffiliated funds that are registered under the 1940 Act (collectively, “Acquired Funds”). Under normal circumstances, the Fund seeks to invest substantially all of its equity exposure in index tracking securities, including investments in affiliated or unaffiliated investment companies, which will be registered under the 1940 Act, or related derivatives on such securities or indexes. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. To the extent the Fund invests in Underlying PIMCO Funds, PIMCO expects to select such Underlying PIMCO Funds without considering or canvassing the universe of available unaffiliated Acquired Funds. The Fund’s long-term asset allocations are based on a “glide path” developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund’s current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO REALPATH® Blend Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO REALPATH® Blend Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date. As the Fund approaches the target year indicated in the Fund's name, the total expense ratio of the Fund is expected to increase due to changes in expenses attributable to the Fund's Acquired Fund investments. The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. PIMCO may choose to modify the target asset allocations of the glide path itself from time to time. The Fund intends to rebalance its portfolio’s asset allocation to that of the glide path on a monthly basis. As the Fund reaches the target year indicated in the Fund’s name, it is anticipated that it will be combined with the PIMCO REALPATH® Blend Income Fund, provided that the Board of Trustees determines that the combination would be in the best interests of both Funds and their respective shareholders. Prior to any combination, which is anticipated to occur on or after the target year indicated in the Fund’s name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO REALPATH® Blend Income Fund. As part of its investment process, PIMCO may seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce the Fund’s exposure to certain severe, unanticipated market events that could significantly detract from returns. PIMCO may utilize these hedging transactions, such as through the use of equity index put options, at such times as deemed appropriate by PIMCO. However, there can be no assurance that the Fund’s hedging transactions will be effective. PIMCO evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Summary information about the Underlying PIMCO Funds can be found in the Fund’s prospectus. More complete information about the Underlying PIMCO Funds can be found in the Underlying PIMCO Funds’ prospectuses, statements of additional information and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without notice.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The PIMCO REALPATH® Blend 2065 Fund (the “Fund”) is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2065, the Fund’s target year.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), equity securities, Fixed Income Instruments of varying maturities and credit qualities, or related derivatives, such as options, futures contracts, or swap agreements on any of the preceding securities mentioned.
PIMCO REALPATH Blend 2070 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The PIMCO REALPATH® Blend 2070 Fund (the “Fund”) is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2070, the Fund’s target year. This is the “self-elected” year of retirement for the investors in the Fund. The primary difference between the PIMCO REALPATH® Blend Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in the PIMCO REALPATH® Blend Fund’s name. The Fund’s allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund’s name. There is no guarantee that the Fund will provide adequate income at and through your retirement. In managing the Fund, PIMCO uses a three-step approach consisting of 1) developing and re-evaluating a long-term asset allocation “glide path”; 2) allocating between fixed income and equity exposures; and 3) utilizing hedging techniques to manage risks. The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), equity securities, Fixed Income Instruments of varying maturities and credit qualities, or related derivatives, such as options, futures contracts, or swap agreements on any of the preceding securities mentioned. The “total return” sought by the Fund generally may consist of income earned on the Fund’s investments, plus capital appreciation, if any, which may arise from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may invest in Institutional Class or Class M shares of any funds of the PIMCO Equity Series (the “Trust”) and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”), and unaffiliated funds that are registered under the 1940 Act (collectively, “Acquired Funds”). Under normal circumstances, the Fund seeks to invest substantially all of its equity exposure in index tracking securities, including investments in affiliated or unaffiliated investment companies, which will be registered under the 1940 Act, or related derivatives on such securities or indexes. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. To the extent the Fund invests in Underlying PIMCO Funds, PIMCO expects to select such Underlying PIMCO Funds without considering or canvassing the universe of available unaffiliated Acquired Funds. The Fund’s long-term asset allocations are based on a “glide path” developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund’s current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO REALPATH® Blend Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO REALPATH® Blend Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date. As the Fund approaches the target year indicated in the Fund's name, the total expense ratio of the Fund is expected to increase due to changes in expenses attributable to the Fund's Acquired Fund investments. The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. PIMCO may choose to modify the target asset allocations of the glide path itself from time to time. The Fund intends to rebalance its portfolio’s asset allocation to that of the glide path on a monthly basis. As the Fund reaches the target year indicated in the Fund’s name, it is anticipated that it will be combined with the PIMCO REALPATH® Blend Income Fund, provided that the Board of Trustees determines that the combination would be in the best interests of both Funds and their respective shareholders. Prior to any combination, which is anticipated to occur on or after the target year indicated in the Fund’s name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO REALPATH® Blend Income Fund. As part of its investment process, PIMCO may seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce the Fund’s exposure to certain severe, unanticipated market events that could significantly detract from returns. PIMCO may utilize these hedging transactions, such as through the use of equity index put options, at such times as deemed appropriate by PIMCO. However, there can be no assurance that the Fund’s hedging transactions will be effective. PIMCO evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Summary information about the Underlying PIMCO Funds can be found in the Fund’s prospectus. More complete information about the Underlying PIMCO Funds can be found in the Underlying PIMCO Funds’ prospectuses, statements of additional information and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without notice.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The PIMCO REALPATH® Blend 2070 Fund (the “Fund”) is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2070, the Fund’s target year.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), equity securities, Fixed Income Instruments of varying maturities and credit qualities, or related derivatives, such as options, futures contracts, or swap agreements on any of the preceding securities mentioned.
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of the RAFI Dynamic Multi-Factor Emerging Markets Index (the “Underlying Index”). The Fund may invest the remainder of its assets in cash, securities and instruments that are not Component Securities, but which PIMCO believes will help the Fund track its Underlying Index. The Underlying Index is designed to provide long-only exposure to multiple equity factors that seek to produce attractive long-term returns, and which may lower risk compared to less diversified strategies. The Underlying Index is constructed by RAFI Indices, LLC (the “Index Provider”) using a rules-based approach to construct factor portfolios within the Underlying Index. The universe for the Underlying Index construction process starts with all common equity securities traded on primary exchanges, and preferred shares in countries where preferred shares are economically equivalent to common, which meet and pass minimum liquidity and investability (capacity) requirements, issued by companies that are assigned to countries classified by the Index Provider as emerging markets. As of September 30, 2026, there are 24 emerging market countries eligible for inclusion. The Index Provider assigns companies to countries and promulgates that assignment to securities. Eligible securities are then determined by selecting companies based on fundamental weight, calculated using four accounting measures from company financial statements: (i) de-levered sales, calculated as company sales averaged over the past five years multiplied by the ratio of average equity to average assets; (ii) cash flow, taken as the company operating cash flow averaged over the past five years; (iii) dividend plus buybacks, calculated using the average dividends paid and share buybacks over the past five years; and (iv) book value, taken as the most recent company book value. At each annual reconstitution, companies that rank in the top 86% of cumulative fundamental weight are eligible for selection in the Underlying Index. The Underlying Index consists of “factor portfolios,” each of which emphasizes one of the following factors: value, low volatility, quality and momentum. The value factor emphasizes companies with a high ratio of company fundamental weight to its market capitalization weight. The low volatility factor emphasizes companies with low risk measure calculated as the variance of a company’s daily excess return over five years explained by global, local country groups, and global industry excess returns. The quality factor emphasizes companies that are high in profitability and low in investment spending. The momentum factor emphasizes stocks with high momentum. For the value, low volatility and quality “factor portfolios”, eligible securities are ranked by their factor score and the top 25% of companies by fundamental weight are selected for inclusion within that “factor portfolio”. For the momentum “factor portfolio”, eligible securities are ranked by their momentum score and the top 50% of companies by fundamental weight are selected for inclusion. A company’s fundamental weight may be adjusted by a “free float factor”, which is the ratio of the total market capitalization of the shares of the company in free float to the total market capitalization of the company. As of September 30, 2026, the Underlying Index consisted of 704 Component Securities. The Underlying Index dynamically allocates to each factor at each quarterly rebalance. Dynamic allocation starts with an equal weighting to each factor plus an additional weight, which is based on a calculation of a factor’s standard momentum and long-term reversal signal relative to the other factors. Additional weights to a particular factor are capped at a maximum of 15% and minimum of -15% relative to equal weighting. Each factor (other than momentum) is reconstituted annually on the third Friday of March and rebalanced on a quarterly staggered basis on the last Friday of March, June, September and third Friday of December. For example, a single factor will be divided into four identical tranches. At the first quarterly rebalance, the first tranche (i.e., 25% of the factor) is rebalanced, but the remaining three tranches (i.e., the other 75% of the factor) are not rebalanced and will continue to drift until the next quarterly rebalance. At the next quarterly rebalance, the second tranche is rebalanced while the other three tranches (including the tranche that was rebalanced at the prior quarter-end) are not rebalanced. This staggered rebalancing is intended to diversify risk and decrease market impact. The momentum factor, unlike the other factors, is reconstituted and fully rebalanced quarterly. At each quarterly rebalance, trading controls are implemented to minimize turnover. PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments, or in Component Securities but in different proportions as compared to the weighting of the Underlying Index, such that the portfolio effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates the composition and weighting of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies. The Fund may invest, without limitation, in equity and equity-related securities, including common and preferred securities. The Fund may also invest in derivative instruments, such as options, futures contracts or swap agreements. The Fund may invest, without limitation, in securities and instruments denominated in foreign currencies and in securities of foreign issuers. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund may obtain foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) without limitation. The Fund generally intends to consider the federal income tax impact of the manner in which it seeks to obtain and dispose of investment exposures.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The universe for the Underlying Index construction process starts with all common equity securities traded on primary exchanges, and preferred shares in countries where preferred shares are economically equivalent to common, which meet and pass minimum liquidity and investability (capacity) requirements, issued by companies that are assigned to countries classified by the Index Provider as emerging markets. As of September 30, 2026, there are 24 emerging market countries eligible for inclusion. The Index Provider assigns companies to countries and promulgates that assignment to securities. Eligible securities are then determined by selecting companies based on fundamental weight, calculated using four accounting measures from company financial statements: (i) de-levered sales, calculated as company sales averaged over the past five years multiplied by the ratio of average equity to average assets; (ii) cash flow, taken as the company operating cash flow averaged over the past five years; (iii) dividend plus buybacks, calculated using the average dividends paid and share buybacks over the past five years; and (iv) book value, taken as the most recent company book value. At each annual reconstitution, companies that rank in the top 86% of cumulative fundamental weight are eligible for selection in the Underlying Index. The Underlying Index consists of “factor portfolios,” each of which emphasizes one of the following factors: value, low volatility, quality and momentum. The value factor emphasizes companies with a high ratio of company fundamental weight to its market capitalization weight. The low volatility factor emphasizes companies with low risk measure calculated as the variance of a company’s daily excess return over five years explained by global, local country groups, and global industry excess returns. The quality factor emphasizes companies that are high in profitability and low in investment spending. The momentum factor emphasizes stocks with high momentum. For the value, low volatility and quality “factor portfolios”, eligible securities are ranked by their factor score and the top 25% of companies by fundamental weight are selected for inclusion within that “factor portfolio”. For the momentum “factor portfolio”, eligible securities are ranked by their momentum score and the top 50% of companies by fundamental weight are selected for inclusion.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of the RAFI Dynamic Multi-Factor Emerging Markets Index (the “Underlying Index”).
PIMCO RAFI Dynamic Multi-Factor International Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of the RAFI Dynamic Multi-Factor Developed Ex-U.S. Index (the “Underlying Index”). The Fund may invest the remainder of its assets in cash, securities and instruments that are not Component Securities, but which PIMCO believes will help the Fund track its Underlying Index. The Underlying Index is designed to provide long-only exposure to multiple equity factors that seek to produce attractive long-term returns, and which may lower risk compared to less diversified strategies. The Underlying Index is constructed by RAFI Indices, LLC (the “Index Provider”) using a rules-based approach to construct factor portfolios within the Underlying Index. The universe for the Underlying Index construction process starts with all common equity securities traded on primary exchanges, and preferred shares in countries where preferred shares are economically equivalent to common, which meet and pass minimum liquidity and investability (capacity) requirements, issued by companies that are assigned to countries classified by the Index Provider to fall within the following regions, Developed Europe ex-U.K., U.K., Japan and Other Developed Markets. As of September 30, 2026, there are 23 developed market countries (excluding the United States) eligible for inclusion. The Index Provider assigns companies to countries and promulgates that assignment to securities. Eligible securities are then determined by selecting companies based on fundamental weight, calculated using four accounting measures from company financial statements: (i) de-levered sales, calculated as company sales averaged over the past five years multiplied by the ratio of average equity to average assets; (ii) cash flow, taken as the company operating cash flow averaged over the past five years; (iii) dividend plus buybacks, calculated using the average dividends paid and share buybacks over the past five years; and (iv) book value, taken as the most recent company book value. At each annual reconstitution, companies that rank in the top 86% of cumulative fundamental weight within each region constitute the large/mid company universe. Companies that rank in the top 98% by fundamental weight, excluding companies in the top 86%, within each region constitute the small company universe. The Underlying Index consists of “factor portfolios,” each of which emphasizes one of the following factors: value, low volatility, quality, momentum and size. The value factor emphasizes companies with a high ratio of company fundamental weight to its market capitalization weight. The low volatility factor emphasizes companies with low risk measure calculated as the variance of a company’s daily excess return over five years explained by global, local country groups, and global industry excess returns. The quality factor emphasizes companies that are high in profitability and low in investment spending. The momentum factor emphasizes stocks with high momentum. For the value, low volatility and quality “factor portfolios”, eligible securities are ranked by their factor score and the top 25% of companies by fundamental weight are selected for inclusion within that “factor portfolio”. For the momentum “factor portfolio”, eligible securities are ranked by their momentum score and the top 50% of companies by fundamental weight are selected for inclusion. The size factor is the equal weight of the small company portions of the other four factors. A company’s fundamental weight may be adjusted by a “free float factor”, which is the ratio of the total market capitalization of the shares of the company in free float to the total market capitalization of the company. As of September 30, 2026, the Underlying Index consisted of 1,700 Component Securities. The Underlying Index dynamically allocates to each factor at each quarterly rebalance. Dynamic allocation starts with an equal weighting to each factor plus an additional weight, which is based on a calculation of a factor’s standard momentum and long-term reversal signal relative to the other factors. Additional weights to a particular factor are capped at a maximum of 15% and minimum of -15% relative to equal weighting. Each factor (other than momentum) is reconstituted annually on the last Friday of March and rebalanced on a quarterly staggered basis on the last Friday of March, June, September and third Friday of December. For example, a single factor will be divided into four identical tranches. At the first quarterly rebalance, the first tranche (i.e., 25% of the factor) is rebalanced, but the remaining three tranches (i.e., the other 75% of the factor) are not rebalanced and will continue to drift until the next quarterly rebalance. At the next quarterly rebalance, the second tranche is rebalanced while the other three tranches (including the tranche that was rebalanced at the prior quarter-end) are not rebalanced. This staggered rebalancing is intended to diversify risk and decrease market impact. The momentum factor, unlike the other factors, is reconstituted and fully rebalanced quarterly. At each quarterly rebalance, trading controls are implemented to minimize turnover. PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments, or in Component Securities but in different proportions as compared to the weighting of the Underlying Index, such that the portfolio effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates the composition and weighting of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies. The Fund may invest, without limitation, in equity and equity-related securities, including common and preferred securities. The Fund may also invest in derivative instruments, such as options, futures contracts or swap agreements. The Fund may invest, without limitation, in securities and instruments denominated in foreign currencies and in securities of foreign issuers. The Fund may obtain foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) without limitation. The Fund generally intends to consider the federal income tax impact of the manner in which it seeks to obtain and dispose of investment exposures.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The universe for the Underlying Index construction process starts with all common equity securities traded on primary exchanges, and preferred shares in countries where preferred shares are economically equivalent to common, which meet and pass minimum liquidity and investability (capacity) requirements, issued by companies that are assigned to countries classified by the Index Provider to fall within the following regions, Developed Europe ex-U.K., U.K., Japan and Other Developed Markets. As of September 30, 2026, there are 23 developed market countries (excluding the United States) eligible for inclusion. The Index Provider assigns companies to countries and promulgates that assignment to securities. Eligible securities are then determined by selecting companies based on fundamental weight, calculated using four accounting measures from company financial statements: (i) de-levered sales, calculated as company sales averaged over the past five years multiplied by the ratio of average equity to average assets; (ii) cash flow, taken as the company operating cash flow averaged over the past five years; (iii) dividend plus buybacks, calculated using the average dividends paid and share buybacks over the past five years; and (iv) book value, taken as the most recent company book value. At each annual reconstitution, companies that rank in the top 86% of cumulative fundamental weight within each region constitute the large/mid company universe. Companies that rank in the top 98% by fundamental weight, excluding companies in the top 86%, within each region constitute the small company universe. The Underlying Index consists of “factor portfolios,” each of which emphasizes one of the following factors: value, low volatility, quality, momentum and size. The value factor emphasizes companies with a high ratio of company fundamental weight to its market capitalization weight. The low volatility factor emphasizes companies with low risk measure calculated as the variance of a company’s daily excess return over five years explained by global, local country groups, and global industry excess returns. The quality factor emphasizes companies that are high in profitability and low in investment spending. The momentum factor emphasizes stocks with high momentum. For the value, low volatility and quality “factor portfolios”, eligible securities are ranked by their factor score and the top 25% of companies by fundamental weight are selected for inclusion within that “factor portfolio”. For the momentum “factor portfolio”, eligible securities are ranked by their momentum score and the top 50% of companies by fundamental weight are selected for inclusion.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of the RAFI Dynamic Multi-Factor Developed Ex-U.S. Index (the “Underlying Index”).
PIMCO RAFI Dynamic Multi-Factor US Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of the RAFI Dynamic Multi-Factor U.S. Index (the “Underlying Index”). The Fund may invest the remainder of its assets in cash, securities and instruments that are not Component Securities, but which PIMCO believes will help the Fund track its Underlying Index. The Underlying Index is designed to provide long-only exposure to multiple equity factors that seek to produce attractive long-term returns, and which may lower risk compared to less diversified strategies. The Underlying Index is constructed by RAFI Indices, LLC (the “Index Provider”) using a rules-based approach to construct factor portfolios within the Underlying Index. The universe for the Underlying Index construction process starts with all common equity securities traded on primary exchanges, which meet and pass minimum liquidity and investability (capacity) requirements, issued by companies that are assigned to the United States by the Index Provider. The Index Provider assigns companies to countries and promulgates that assignment to securities. Eligible securities are then determined by selecting companies based on fundamental weight, calculated using four accounting measures from company financial statements: (i) de-levered sales, calculated as company sales averaged over the past five years multiplied by the ratio of average equity to average assets; (ii) cash flow, taken as the company operating cash flow averaged over the past five years; (iii) dividend plus buybacks, calculated using the average dividends paid and share buybacks over the past five years; and (iv) book value, taken as the most recent company book value. At each annual reconstitution, companies that rank in the top 86% of cumulative fundamental weight within each region constitute the large/mid company universe. Companies that rank in the top 98% by fundamental weight, excluding companies in the top 86%, within each region constitute the small company universe. The Underlying Index consists of “factor portfolios,” each of which emphasizes one of the following factors: value, low volatility, quality, momentum and size. The value factor emphasizes companies with a high ratio of company fundamental weight to its market capitalization weight. The low volatility factor emphasizes companies with low risk measure calculated as the variance of a company’s daily excess return over five years explained by global, local country groups, and global industry excess returns. The quality factor emphasizes companies that are high in profitability and low in investment spending. The momentum factor emphasizes stocks with high momentum. For the value, low volatility and quality “factor portfolios”, eligible securities are ranked by their factor score and the top 25% of companies by fundamental weight are selected for inclusion within that “factor portfolio”. For the momentum “factor portfolio”, eligible securities are ranked by their momentum score and the top 50% of companies by fundamental weight are selected for inclusion. The size factor is the equal weight of the small company portions of the other four factors. A company’s fundamental weight may be adjusted by a “free float factor”, which is the ratio of the total market capitalization of the shares of the company in free float to the total market capitalization of the company. As of September 30, 2026, the Underlying Index consisted of 918 Component Securities. The Underlying Index dynamically allocates to each factor at each quarterly rebalance. Dynamic allocation starts with an equal weighting to each factor plus an additional weight, which is based on a calculation of a factor’s standard momentum and long-term reversal signal relative to the other factors. Additional weights to a particular factor are capped at a maximum of 15% and minimum of -15% relative to equal weighting. Each factor (other than momentum) is reconstituted annually on the last Friday of March and rebalanced on a quarterly staggered basis on the last Friday of March, June, September and third Friday of December. For example, a single factor will be divided into four identical tranches. At the first quarterly rebalance, the first tranche (i.e., 25% of the factor) is rebalanced, but the remaining three tranches (i.e., the other 75% of the factor) are not rebalanced and will continue to drift until the next quarterly rebalance. At the next quarterly rebalance, the second tranche is rebalanced while the other three tranches (including the tranche that was rebalanced at the prior quarter-end) are not rebalanced. This staggered rebalancing is intended to diversify risk and decrease market impact. The momentum factor, unlike the other factors, is reconstituted and fully rebalanced quarterly. At each quarterly rebalance, trading controls are implemented to minimize turnover. PIMCO uses an indexing approach in managing the Fund’s investments. The Fund is expected to employ a replication strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to replicate the composition and weighting of the Underlying Index by investing all, or substantially all, of the Fund’s assets in the Component Securities, holding each Component Security in approximately the same proportion as its weighting in the Underlying Index. However, in some circumstances it may not be possible or practicable to invest all, or substantially all, of the Fund’s assets in the Component Securities, in which case the Fund may employ a representative sampling strategy by investing in a combination of Component Securities and other instruments, or in Component Securities but in different proportions as compared to the weighting of the Underlying Index, such that the portfolio effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates the composition and weighting of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies. The Fund may invest, without limitation, in equity and equity-related securities, including common and preferred securities. The Fund may also invest in derivative instruments, such as options, futures contracts or swap agreements. The Fund generally intends to consider the federal income tax impact of the manner in which it seeks to obtain and dispose of investment exposures.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The universe for the Underlying Index construction process starts with all common equity securities traded on primary exchanges, which meet and pass minimum liquidity and investability (capacity) requirements, issued by companies that are assigned to the United States by the Index Provider. The Index Provider assigns companies to countries and promulgates that assignment to securities. Eligible securities are then determined by selecting companies based on fundamental weight, calculated using four accounting measures from company financial statements: (i) de-levered sales, calculated as company sales averaged over the past five years multiplied by the ratio of average equity to average assets; (ii) cash flow, taken as the company operating cash flow averaged over the past five years; (iii) dividend plus buybacks, calculated using the average dividends paid and share buybacks over the past five years; and (iv) book value, taken as the most recent company book value. At each annual reconstitution, companies that rank in the top 86% of cumulative fundamental weight within each region constitute the large/mid company universe. Companies that rank in the top 98% by fundamental weight, excluding companies in the top 86%, within each region constitute the small company universe. The Underlying Index consists of “factor portfolios,” each of which emphasizes one of the following factors: value, low volatility, quality, momentum and size. The value factor emphasizes companies with a high ratio of company fundamental weight to its market capitalization weight. The low volatility factor emphasizes companies with low risk measure calculated as the variance of a company’s daily excess return over five years explained by global, local country groups, and global industry excess returns. The quality factor emphasizes companies that are high in profitability and low in investment spending. The momentum factor emphasizes stocks with high momentum. For the value, low volatility and quality “factor portfolios”, eligible securities are ranked by their factor score and the top 25% of companies by fundamental weight are selected for inclusion within that “factor portfolio”. For the momentum “factor portfolio”, eligible securities are ranked by their momentum score and the top 50% of companies by fundamental weight are selected for inclusion.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of the RAFI Dynamic Multi-Factor U.S. Index (the “Underlying Index”).
PIMCO RAFI ESG US ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of the RAFI ESG US Index (the “Underlying Index”). The Fund may invest the remainder of its assets in cash, securities and instruments that are not Component Securities, but which PIMCO believes will help the Fund track its Underlying Index. The Underlying Index is a long-only, smart beta index that seeks to achieve the dual objectives of social responsibility and long-horizon outperformance of the broad market. The Underlying Index is constructed by RAFI Indices, LLC (the “Index Provider”) using a rules-based approach within publicly traded U.S. equities to create an integrated ESG strategy which overweights companies that rate well across various ESG (Environmental, Social, and Governance) themes and excludes companies with a major involvement in industries such as tobacco, gaming, weapons and fossil fuels. The strategy supplements traditional ESG metrics with metrics linked to long-term value creation, specifically financial discipline and diversity, for improved return potential. The Underlying Index applies the Fundamental Index™ approach, a smart beta strategy built on the principles of contrarian indexing and disciplined rebalancing. The universe for the Underlying Index construction process starts with all common equity securities traded on U.S. primary exchanges, which meet and pass minimum liquidity and investability (capacity) requirements, issued by companies that are assigned to the United States by the Index Provider. Eligible securities are then determined by selecting companies based on fundamental weight, calculated using four accounting measures from company financial statements: (i) de-levered sales, calculated as company sales averaged over the past five years multiplied by the ratio of average equity to average assets; (ii) cash flow, taken as the company operating cash flow averaged over the past five years; (iii) dividend plus buybacks, calculated using the average dividends paid and share buybacks over the past five years; and (iv) book value, taken as the most recent company book value. The Underlying Index is composed of securities selected from companies in the large/mid company universe, which is the universe of companies that rank in the top 86% of cumulative fundamental weight. The Underlying Index uses five signals to determine a company’s overall ESG score: environment, social, governance, diversity and financial discipline. The environment, social, governance and diversity scores are determined using data provided by Vigeo Eiris, a third-party ESG data and ratings provider (the “ESG Data Provider”). The ESG Data Provider assesses hundreds of different factors within a framework of sustainability criteria based on international standards in determining the environment, social and governance scores. The ESG Data Provider also considers numerous different metrics relating to gender diversity in determining the diversity scores. The financial discipline score is determined by the Index Provider and is intended to identify companies with high profitability, low investment, low issuance and low accruals. To construct the Underlying Index, companies are sorted in descending order by their environment, social, governance, diversity and financial discipline scores, respectively. Companies in the bottom 10% by fundamental weight, for each respective signal, are excluded. In addition, companies classified by the ESG Data Provider as having major involvement in the following areas are excluded: tobacco, gambling, weapons - civilian firearms and military, fossil fuels, coal, tar sands and oil shale. Selected companies are weighted by their fundamental weight, adjusted by the companies’ respective overall ESG scores. As of September 30, 2026, the Underlying Index consisted of 287 Component Securities. The Underlying Index is reconstituted annually on the last Friday of March and rebalanced on a quarterly staggered basis on the last Friday of March, June, September and third Friday of December. For example, the Underlying Index will be divided into four identical tranches. At the first quarterly rebalance, the first tranche (i.e., 25% of the Underlying Index) is rebalanced, but the remaining three tranches (i.e., the other 75% of the Underlying Index) are not rebalanced and will continue to drift until the next quarterly rebalance. At the next quarterly rebalance, the second tranche is rebalanced while the other three tranches (including the tranche that was rebalanced at the prior quarter-end) are not rebalanced. This staggered rebalancing is intended to diversify risk and decrease market impact of trading. PIMCO uses an indexing approach in managing the Fund’s investments. The Fund is expected to employ a replication strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to replicate the composition and weighting of the Underlying Index by investing all, or substantially all, of the Fund’s assets in the Component Securities, holding each Component Security in approximately the same proportion as its weighting in the Underlying Index. However, in some circumstances it may not be possible or practicable to invest all, or substantially all, of the Fund’s assets in the Component Securities, in which case the Fund may employ a representative sampling strategy by investing in a combination of Component Securities and other instruments, or in Component Securities but in different proportions as compared to the weighting of the Underlying Index, such that the portfolio effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates the composition and weighting of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies. The Fund may invest, without limitation, in equity and equity-related securities, including common and preferred securities. The Fund may also invest in derivative instruments, such as options, futures contracts or swap agreements. The Fund generally intends to consider the federal income tax impact of the manner in which it seeks to obtain and dispose of investment exposures.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The universe for the Underlying Index construction process starts with all common equity securities traded on U.S. primary exchanges, which meet and pass minimum liquidity and investability (capacity) requirements, issued by companies that are assigned to the United States by the Index Provider. Eligible securities are then determined by selecting companies based on fundamental weight, calculated using four accounting measures from company financial statements: (i) de-levered sales, calculated as company sales averaged over the past five years multiplied by the ratio of average equity to average assets; (ii) cash flow, taken as the company operating cash flow averaged over the past five years; (iii) dividend plus buybacks, calculated using the average dividends paid and share buybacks over the past five years; and (iv) book value, taken as the most recent company book value. The Underlying Index is composed of securities selected from companies in the large/mid company universe, which is the universe of companies that rank in the top 86% of cumulative fundamental weight. The Underlying Index uses five signals to determine a company’s overall ESG score: environment, social, governance, diversity and financial discipline. The environment, social, governance and diversity scores are determined using data provided by Vigeo Eiris, a third-party ESG data and ratings provider (the “ESG Data Provider”). The ESG Data Provider assesses hundreds of different factors within a framework of sustainability criteria based on international standards in determining the environment, social and governance scores. The ESG Data Provider also considers numerous different metrics relating to gender diversity in determining the diversity scores. The financial discipline score is determined by the Index Provider and is intended to identify companies with high profitability, low investment, low issuance and low accruals. To construct the Underlying Index, companies are sorted in descending order by their environment, social, governance, diversity and financial discipline scores, respectively. Companies in the bottom 10% by fundamental weight, for each respective signal, are excluded. In addition, companies classified by the ESG Data Provider as having major involvement in the following areas are excluded: tobacco, gambling, weapons - civilian firearms and military, fossil fuels, coal, tar sands and oil shale. Selected companies are weighted by their fundamental weight, adjusted by the companies’ respective overall ESG scores
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of the RAFI ESG US Index (the “Underlying Index”).